Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Current	$2,566	$2,612	$2,683

Deferred	140	424	(104)
	$2,706	$3,036	$2,579

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2013	2012	2011
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(6.7)	(6.9)	(7.5)
Incentive stock options	0.4	0.3	0.5
Earnings and proceeds on life insurance	(3.7)	(1.2)	(1.2)
Other	0.2	0.3	0.2

	24.2%	26.5%	26.0%

The income tax provision includes $300,000,  $482,000 and $331,000 of income taxes relating to realized securities gains for the years ended December 31, 2013, 2012 and 2011, respectively.

The net deferred tax asset included in other assets in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2013	2012
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,941	$1,871
Deferred compensation	496	500
Purchase price adjustment	1,215	1,458
Other	303	292
Foreclosed real estate valuation allowance	54	48
Net unrealized loss on securities	1,337	-
Total Deferred Tax Assets	5,346	4,169

Deferred tax liabilities:
Premises and equipment	327	334
Deferred loan fees	200	213
Net unrealized gains on securities	-	1,443

Total Deferred Tax Liabilities	527	1,990

Net Deferred Tax Asset	$4,819	$2,179

The Company recorded a deferred tax asset in the amount of $263,000 in 2011 related to a net operating loss carry forward resulting from its acquisition of North Penn.  The Company has fully utilized the net operating loss carry forward through its tax year ending in 2012. The Company’s federal and state income tax returns for taxable years through 2009 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue. North Penn’s income tax returns though 2008 have been closed for purposes of examination by the Internal Revenue Service.